COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Sep. 30, 2025
COMMITMENTS AND CONTINGENCIES.
Schedule of guarantees

							Amount of
						Financial	bank loans
			Maximum			institution	guaranteed as
	Guarantee (party		guarantee	Guarantee	Guarantee	issuing	of September 30,
Guarantor	being guaranteed)	Relationship	amount	starting date	expiration date	loans	2025
Xinjiang YSX	Tanbao Network Technology (Guangzhou) Co., Ltd. (borrower) (1)	Third-party customer of the Company	$1,404,692	January 1, 2021	December 31, 2029	Bank of China Yuexiu Branch	$1,379,407
Xinjiang YSX	Guangzhou Zhuohang Information Technology Co., Ltd. (borrower) (2)	Third-party customer of the Company	$1,404,692	January 1, 2021	December 31, 2029	Bank of China Yuexiu Branch	$1,362,551

(1)In connection with a line of credit of RMB9.82 million (approximately $1,379,407) a third-party customer Tanbao Network Technology (Guangzhou) Co., Ltd. (“Tanbao Technology”) borrowed from BOC Yuexiu Branch, Xinjiang YSX entered into a guarantee agreement with BOC to provide a credit guarantee of up to RMB10.0 million (approximately US$1,404,692) for the loan that Tanbao Technology may borrow from BOC during the period from January 1, 2021 to December 31, 2029. Tanbao Technology began drawing funds under the line of credit during the year ended March 31, 2024, with a loan balance of RMB9.82 million (approximately US$1,379,407) as of September 30, 2025.

(2)In connection with a line of credit of RMB9.7 million (approximately $1,362,551) a third-party customer Guangzhou Zhuohang Information Technology Co., Ltd. (“Zhuohang”) borrowed from BOC Yuexiu Branch, Xinjiang YSX entered into a guarantee agreement with BOC to provide a credit guarantee of up to RMB10 million (approximately $1,404,692) for the loan that Zhuohang may borrow from BOC during the period from January 1, 2021 to December 31, 2029. Zhuohang began drawing funds under the line of credit during the year ended March 31, 2024, with a loan balance of RMB9.7 million (approximately $1,362,551) as of September 30, 2025.